Related party transactions - Transactions between associates and joint ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income statement items
Sales	£ 10	£ 11	£ 8
Purchases	13	31	23
Balance sheet items
Group payables	2	2	5
Group receivables	1	2	1
Loans payable	0	0	9
Loans receivable	197	175	108
Cash flow items
Loans and equity contributions, net	£ 93	£ 66	£ 38